Financial risk management - Narrative Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Partial write off | Stage 3 £m
Disclosure of credit risk exposure [line items]
Loans and advances to banks and customers	£ 364	£ 727
Loans and advances to banks and customers outstanding	1,167	1,360
Modified | Stage 2 and stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to banks and customers	180	126
Modified | Stage 1 £m
Disclosure of credit risk exposure [line items]
Loans and advances to banks and customers	£ 5	£ 5,279